Supplement dated February 6, 1998
                                     to the
     Prospectus dated May 1, 1997 for Park Avenue Life (Generic Policy Form
                           Number 95-MPVL) and to the
  Prospectus dated December 10, 1997 for Park Avenue Life (Generic Policy Form
                                 Number 97-MPVL)

      The following supplemental information should be read in conjunction with the Prospectuses dated May 1, 1997 (as supplemented September 15, 1997) and December 10, 1997 for the Variable Whole Life Insurance Policies with Modified Scheduled Premiums (the "Policies") issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian Separate Account K and marketed under the name "Park Avenue Life".

New Variable Investment Options

      Thirteen new variable investment options have been added to the Policies and are available both for the allocation of premiums and transfers of Unloaned Policy Account Value by existing Policyowners. All references throughout the Prospectus to the variable investment options available under the Policies shall be modified to reflect the addition of these thirteen new funds. Set forth below is a description of each fund's investment objective, typical portfolio investments and investment adviser.

Baillie Gifford Emerging Markets Fund

      The investment objective of the Baillie Gifford Emerging Markets Fund ("Emerging Markets Fund") is long-term growth of capital. The Emerging Markets Fund will, under normal conditions, invest at least 65% of its total assets in a portfolio of common stocks issued by emerging market companies and in securities that are convertible into such common stocks.

      Guardian Baillie Gifford Limited ("GBG") serves as investment adviser and principal underwriter of the Emerging Markets Fund. The Emerging Markets Fund pays GBG an investment advisory fee at an annual rate of 1.00% of the fund's average daily net assets for the services and facilities GBG provides to the fund. GBG has appointed Baillie Gifford Overseas Limited ("BG Overseas") to serve as sub-investment adviser to the Emerging Markets Fund. One half of the investment advisory fee paid by the Emerging Markets Fund to GBG is payable by GBG to BG Overseas for its services as the fund's sub-investment adviser. No separate or additional fee is paid by the fund to BG Overseas.

Gabelli Capital Asset Fund

      The primary investment objective of the Gabelli Capital Asset Fund is growth of capital, with current income as a secondary objective. Typical investments will include U.S. common stocks and convertible securities.

      Gabelli Capital Asset Fund is managed by Guardian Investor Services Corporation ("GISC"), which has appointed Gabelli Funds, Inc. ("GFI") as the investment adviser to the Fund. GFI has its principal offices at One Corporate Center, Rye, New York 10580. The fund pays GISC a management fee at an annual rate of 1.00% of its average daily net assets for services and facilities which GISC provides to the fund. For its services as investment adviser, GISC pays GFI 0.75% of the management fee which GISC receives from the fund. No separate or additional fee is paid by the fund to GFI.

MFS Emerging Growth Series, MFS Total Return Series and MFS Bond Series

      The investment objective of the MFS Emerging Growth Series is long-term growth of capital. It will typically invest in U.S. common stocks of emerging growth companies.

      The investment objective of the MFS Total Return Series is to seek above-average income (compared to a portfolio invested entirely in equity securities), consistent with prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. It will invest in a diversified portfolio of equity securities and non-convertible fixed income securities.

      The investment objective of the MFS Bond Series is to provide as high a level of current income as is believed consistent with prudent investment risk and secondarily to protect shareholders' capital.

      The MFS Emerging Growth Series, MFS Total Return Series and MFS Bond Series are advised by Massachusetts Financial Services Company ("MFS"). MFS is a subsidiary of Sun Life of Canada (U.S.), which is itself an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. As compensation for its services to the series, MFS

--------------------------------------------------------------------------------
receives a fee, payable monthly, at an annual rate of 0.75%, 0.75%, and 0.60% of the average daily net assets of the Emerging Growth Series, Total Return Series and Bond Series, respectively.

American Century VP Value Fund and American Century VP International Fund

      The investment objective of the American Century VP Value Fund is long-term capital growth with income as a secondary objective. The fund will invest in equity securities of well-established intermediate-to-large companies whose securities are believed to be undervalued.

      The investment objective of the American Century VP International Fund is capital growth. It will invest in international common stocks with the potential for appreciation.

      The American Century VP Value Fund and the American Century VP International Fund are advised by American Century Investment Management, Inc. ("ACIM"), American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. ACIM, a registered investment adviser under the Advisers Act, has been providing investment advisory services to investment companies and institutional investors since it was founded in 1958. Each of the American Century funds pays ACIM an investment advisory fee at an annual rate of 1.00% and 1.50% of the average daily net assets of the VP Value Fund and the VP International Fund, respectively.

AIM V.I. Value Fund and AIM V.I. Capital Appreciation Fund

      The investment objective of the AIM V.I. Value Fund is to seek long-term growth of capital by investing primarily in undervalued stocks, with income as a secondary objective. It will seek to achieve this investment objective by investing in common stocks, convertible bonds and convertible preferred stocks, preferred stock and debt instruments of companies whose securities are deemed undervalued.

      The investment objective of the AIM V.I. Capital Appreciation Fund is to seek capital appreciation by investing in stocks with an emphasis on medium-sized and smaller emerging growth companies.

      AIM V.I. Value Fund and AIM V.I. Capital Appreciation Fund are advised by A I M Advisors, Inc., ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM, a registered investment adviser under the Advisers Act, was organized in 1976 and, together with its subsidiaries, manages or advises numerous investment company portfolios. AIM is a wholly-owned subsidiary of A I M Management Group Inc. which in turn is an indirect subsidiary of AMVESCAP plc, (formerly AMVESCO plc and, prior thereto, INVESCO plc). AMVESCAP plc and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. The AIM V.I. Value Fund and AIM V.I. Capital Appreciation Fund each pay AIM an investment advisory fee at an annual rate of 0.64% of the fund's average daily net assets.

Fidelity VIP III* Growth Opportunities Portfolio, Fidelity VIP* Equity-Income Portfolio, Fidelity VIP* High Income Portfolio, and Fidelity VIP II* Index 500 Portfolio

      The investment objective of the Fidelity VIP III Growth Opportunities Portfolio is capital growth. It typically invests in common stocks and convertible securities.

      The investment objective of the Fidelity VIP Equity-Income Portfolio is to seek reasonable income with capital appreciation as a secondary objective. It will typically invest in income-producing equity securities.

      The investment objective of the Fidelity VIP High Income Portfolio is to seek a high level of current income. In pursuing this objective it will typically invest in high-yielding debt securities with an emphasis on lower-quality securities.

----------
* VIP, VIP II, and VIP III refer to Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III, respectively.
--------------------------------------------------------------------------------

      The investment objective of the Fidelity VIP II Index 500 Portfolio is to seek a total return that corresponds to that of the Standard & Poor's 500 Index. In pursuing this objective it will typically invest in equity securities of companies that compose the Standard & Poor's 500 and in other instruments that are based on the value of the Index.

      The Fidelity VIP III Growth Opportunities Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP High Income Portfolio, and Fidelity VIP II Index 500 Portfolio are advised by Fidelity Management & Research Company ("FMR"), 82 Devonshire Street, Boston, Massachusetts 02109. FMR, a registered investment adviser under the Advisers Act, is the management arm of Fidelity Investments, which was established in 1946. Each of the Fidelity portfolios pays FMR an investment advisory fee at annual rates of 0.61%**, 0.51%**, 0.59%**, and 0.28%*** for the Growth Opportunities, Equity-Income, High Income, and Index 500 Portfolios, respectively. On behalf of the High Income and Growth Opportunities Portfolios, FMR has sub-investment advisory agreements with two affiliates, FMR U.K. and FMR Far East. FMR U.K. and FMR Far East are compensated for providing FMR with investment research and advice with fees equal to 110% and 105%, respectively, of the costs of providing these services. On behalf of the High Income Portfolio, the sub-investment advisers may also provide investment management services in return for which they receive a fee equal to 50% of FMR's management fee rate. No separate or additional fee is paid by the portfolios to the sub-adviser.

      Effective December 1, 1997, Bankers Trust Company ("BT") has been appointed sub-investment adviser to the Index 500 Portfolio. BT, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation. For investment management, securities lending and custodial services to the Index 500 Portfolio, FMR pays BT fees at an annual rate of 0.006% of the average net assets of the Portfolio. No separate or additional fee is paid by the Portfolio to BT.

----------
** The management fees for the Growth Opportunities, Equity-Income and High Income Portfolios consist of a group fee rate and an individual fee rate. The fee stated herein is the result of adding these components together and multiplying the result by the portfolios' average net assets. Please refer to the Fidelity prospectuses for a complete explanation of the applicable portfolio's management fee.
*** The investment advisory fee for the Index 500 Portfolio will be 0.24% after 12/31/96.


--------------------------------------------------------------------------------

      A more detailed description of the foregoing funds, their investment objectives, policies, investment managers, asset charges and the risks associated with investing in them may be found in the accompanying prospectuses. Read the prospectuses carefully before investing.


                The new Funds may not be available in all states.
   This Supplement should be retained with the Prospectus for future reference

--------------------------------------------------------------------------------

                The following Appendix replaces Appendix A of the
                   supplement dated September 15, 1997 to the
                Prospectus dated May 1, 1997 for Park Avenue Life


--------------------------------------------------------------------------------

                                   APPENDIX A

             ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT VALUES,
            NET CASH SURRENDER VALUES AND ACCUMULATED POLICY PREMIUMS

      The following tables illustrate how the Policies operate. Specifically, they show how the death benefit, Net Cash Surrender Value and Policy Account Value can vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account that are equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on policies with Face Amounts of $250,000 for male insureds at Ages 35 and 45. These insureds are assumed to be in the nonsmoker preferred risk classification. Values are first given based on current charges and then based on the policy's higher guaranteed charges. In addition, each illustration is given first for a policy with an Option 1 death benefit and then for a policy with an Option 2 death benefit. These illustrations may assist in the comparison of death benefits, Net Cash Surrender Values and Policy Account Values for Park Avenue Life policies with those under other variable life insurance policies which may be issued by GIAC or other companies. Prospective policyowners are advised, however, that it may not be advantageous to replace existing life insurance coverage by purchasing a Park Avenue Life policy, particularly if the decision to replace existing coverage is based solely on a comparison of policy illustrations.

      Death benefits, Net Cash Surrender Values and Policy Account Values will be different from the amounts shown if: (1) the actual gross rates of return average 0%, 6% or 12%, but vary above and below the average over the period; and
(2) Policy Premiums are paid at other than annual intervals, or if unscheduled payments are made. Benefits and values will also be affected by the policyowner's allocation of the Unloaned Policy Account Value among the Variable Investment Options and the fixed-rate option. If the actual gross rate of return for all options averages 0%, 6% or 12%, but varies above or below that average for individual options, allocation and transfer decisions can have a significant impact on a policy's performance. Policy loans and other policy transactions, such as skipping Policy Premiums and partial withdrawals, will also affect results, as will the insured's sex, smoker status and premium class.

      Death benefits, Net Cash Surrender Values and Policy Account Values shown in the tables reflect the fact that: (1) deductions have been made from annual Policy Premiums for Policy Premium Assessments, the state premium tax charge, the DAC tax charge and the premium sales charge; and (2) Monthly Deductions are deducted from the Policy Account Value on each Monthly Date. The Net Cash Surrender Values shown in the tables reflect the fact that surrender charges (consisting of a deferred sales charge and a deferred administrative charge) are deducted upon surrender, Face Amount reduction or lapse during the first 12 policy years. The death benefits, Net Cash Surrender Values and Policy Account Values also reflect a daily charge assessed against the Separate Account for mortality and expense risks equivalent to an annual charge of .60% (on a current basis) and .90% (on a guaranteed basis) of the average daily value of the assets in the Separate Account attributable to the policies. See "Deductions and Charges." The amounts shown in the illustrations also reflect an average of the investment advisory fees and operating expenses incurred by the mutual funds, at an annual rate of 0.87% of the average daily net assets of such funds.

      The average is based upon actual expenses incurred during 1996 for all funds except that The Guardian Small Cap Stock Fund's expenses have been estimated since the Fund was not available before 1997. Operating expenses for the MFS Growth With Income Series, Emerging Growth Series, and Total Return Series for 1996 were capped at 0.25% of the average daily net assets of the series and operating expenses for the MFS Bond Series were capped at 0.40% of the average daily net assets of the series pursuant to the agreement with the adviser. Operating expenses for the Fidelity VIP III Growth Opportunities Portfolio reflect the effects of expense reduction arrangements with third parties which occurred during the year ended December 31, 1996. Operating expenses for the Fidelity VIP Equity-Income Portfolio reflect the effects of expense reduction arrangements with third parties which occurred during the year ended December 31, 1996. The results for the Fidelity Index 500 Portfolio reflect the effects of expense reimbursement of certain fund expenses which occurred during the year ended December 31, 1996. In the absence of these arrangements, operating expenses of the various funds, and the average investment advisory fees and expenses used in the following illustrations would have been higher.

      Taking account of the charges for mortality and expense risks in the Separate Account and the average investment advisory fee and operating expenses of the mutual funds, the gross annual rates of return of 0%, 6% and


--------------------------------------------------------------------------------

12% correspond to net investment experience at constant annual rates of -1.46%, 4.50% and 10.46%, respectively, based on GIAC's current charge for mortality and expense risks, and -1.76%, 4.18% and 10.13%, respectively, based on GIAC's guaranteed maximum charge for mortality and expense risks. See "Net Investment Factor."

      The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Separate Account since no charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the death benefits, Net Cash Surrender Values and Policy Account Values illustrated. See "GIAC's Taxes."

      The second column of each table shows the amount which would accumulate if an amount equal to the annual Policy Premium was invested to earn interest, after taxes, of 5% per year, compounded annually. There can be no assurance that a prospective policyowner would be able to earn this return. During the Guaranteed Premium Period, the annual Policy Premium is $2,225 for the first policy illustrated and $3,515 for the second policy illustrated.

      GIAC will furnish upon request an illustration reflecting the proposed insured's Age, sex, premium class and the Face Amount or Basic Scheduled Premium requested, but a premium-based illustration must reflect GIAC's current minimum Face Amount requirement for Park Avenue Life -- which is $100,000.

      From time to time, advertisements or sales literature for Park Avenue Life may quote historical performance data of one or more of the underlying funds, and may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with average annual total return of the underlying funds for which performance data is shown in the advertisement or sales literature replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables, and examples. Any such information is intended to show the policy's investment experience based on the historical experience of the underlying funds and is not intended to represent what may happen in the future.

      GIAC began to offer Park Avenue Life on September 1, 1995. As such the policies may not have been available when the funds commenced their operations. However, illustrations may be based on the actual investment experience of the funds since their respective inception dates (See "Investment Performance of the Funds"). The results for any period prior to the policies' being offered would be calculated as if the policies had been offered during that period of time, with all charges assumed to be those applicable to the policies. Thus the illustrations will reflect deductions for each fund's expenses, as well as the Separate Account's charge for mortality and expense risks, and the charges deducted from premiums, Monthly Deductions and any transaction deductions associated with the policy in question.


--------------------------------------------------------------------------------

           Male Issue Age 35, Non-Smoker, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

        These values reflect CURRENT cost of insurance and other charges

         Premiums          Net Cash Surrender Value            Policy Account Value                      Death Benefit
        Accumulated      Assuming Hypothetical Gross      Assuming Hypothetical Gross            Assuming Hypothetical Gross
End of    at 5%               Annual Return of:                 Annual Return of:                     Annual Return of:
Policy   Interest        ---------------------------      ---------------------------            ---------------------------
Year     Per Year         0%         6%         12%           0%        6%        12%             0%           6%          12%
----     --------        ---        ---        ----          ---       ---       ----            ---          ---         ----
   1      2,336             0           0          0         1,441     1,544     1,647          250,000      250,000     250,000
   2      4,789         1,134       1,430      1,739         2,857     3,153     3,462          250,000      250,000     250,000
   3      7,365         2,624       3,206      3,837         4,225     4,807     5,438          250,000      250,000     250,000
   4     10,070         4,177       5,140      6,229         5,611     6,574     7,663          250,000      250,000     250,000
   5     12,909         5,682       7,127      8,826         6,950     8,395    10,093          250,000      250,000     250,000
   6     15,891         7,141       9,170     11,652         8,242    10,270    12,752          250,000      250,000     250,000
   7     19,022         8,555      11,270     14,731         9,489    12,204    15,664          250,000      250,000     250,000
   8     22,309         9,932      13,441     18,099        10,699    14,208    18,866          250,000      250,000     250,000
   9     25,761        11,241      15,652     21,755        11,841    16,252    22,355          250,000      250,000     250,000
  10     29,385        12,498      17,922     25,746        12,931    18,355    26,179          250,000      250,000     250,000
  15     50,413        18,102      30,391     52,358        18,102    30,391    52,538          250,000      250,000     250,000
  20     77,250        20,954      43,567     94,222        20,954    43,567    94,222          250,000      250,000     250,000
  25    111,502        21,074      57,678    161,818        21,074    57,678   161,818          250,000      250,000     314,424
  30    155,218        18,482      73,436    269,146        18,482    73,436   269,146          250,000      250,000     458,083

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT AGE 70 WOULD BE $17,490, ASSUMING THE 0% RETURN; $6,985, ASSUMING THE 6% RETURN; AND $2,225, ASSUMING THE 12% RETURN.


--------------------------------------------------------------------------------

           Male Issue Age 35, Non-Smoker, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

       These values reflect GUARANTEED cost of insurance and other charges

         Premiums          Net Cash Surrender Value            Policy Account Value                      Death Benefit
        Accumulated      Assuming Hypothetical Gross      Assuming Hypothetical Gross            Assuming Hypothetical Gross
End of    at 5%               Annual Return of:                 Annual Return of:                     Annual Return of:
Policy   Interest        ---------------------------      ---------------------------            ---------------------------
Year     Per Year         0%         6%         12%           0%        6%        12%             0%           6%          12%
----     --------        ---        ---        ----          ---       ---       ----            ---          ---         ----
   1      2,336             0           0          0         1,436     1,539     1,641          250,000      250,000     250,000
   2      4,789           964       1,254      1,556         2,687     2,977     3,279          250,000      250,000     250,000
   3      7,365         2,292       2,850      3,457         3,892     4,450     5,058          250,000      250,000     250,000
   4     10,070         3,639       4,549      5,581         5,073     5,983     7,015          250,000      250,000     250,000
   5     12,909         4,936       6,284      7,874         6,203     7,551     9,142          250,000      250,000     250,000
   6     15,891         6,178       8,049     10,349         7,279     9,149    11,449          250,000      250,000     250,000
   7     19,022         7,361       9,841     13,018         8,294    10,774    13,952          250,000      250,000     250,000
   8     22,309         8,485      11,661     15,903         9,252    12,428    16,670          250,000      250,000     250,000
   9     25,761         9,546      13,505     19,021        10,146    14,106    19,622          250,000      250,000     250,000
  10     29,385        10,543      15,374     22,396        10,977    15,807    22,830          250,000      250,000     250,000
  15     50,413        14,412      24,970     44,105        14,412    24,970    44,105          250,000      250,000     250,000
  20     77,250        15,589      34,315     77,239        15,589    34,315    77,239          250,000      250,000     250,000
  25    111,502        12,540      41,838    129,063        12,540    41,838   129,063          250,000      250,000     250,778
  30    155,218         2,423      44,498    208,635         2,423    44,498   208,635          250,000      250,000     355,093

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT AGE 70 WOULD BE $17,490, ASSUMING THE 0% RETURN; $14,982, ASSUMING THE 6% RETURN; AND $2,225, ASSUMING THE 12% RETURN.


--------------------------------------------------------------------------------

           Male Issue Age 35, Non-Smoker, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

        These values reflect CURRENT cost of insurance and other charges

         Premiums          Net Cash Surrender Value            Policy Account Value                      Death Benefit
        Accumulated      Assuming Hypothetical Gross      Assuming Hypothetical Gross            Assuming Hypothetical Gross
End of    at 5%               Annual Return of:                 Annual Return of:                     Annual Return of:
Policy   Interest        ---------------------------      ---------------------------            ---------------------------
Year     Per Year         0%         6%         12%           0%        6%        12%             0%           6%          12%
----     --------        ---        ---        ----          ---       ---       ----            ---          ---         ----
   1      2,336             0           0          0         1,441     1,544     1,647          250,000      250,000     250,000
   2      4,789         1,134       1,430      1,739         2,857     3,153     3,462          250,000      250,000     250,000
   3      7,365         2,624       3,206      3,837         4,225     4,807     5,438          250,000      250,000     250,000
   4     10,070         4,177       5,140      6,229         5,611     6,574     7,663          250,000      250,000     250,000
   5     12,909         5,682       7,127      8,826         6,950     8,395    10,093          250,000      250,000     250,000
   6     15,891         7,141       9,170     11,652         8,242    10,270    12,752          250,000      250,000     250,000
   7     19,022         8,555      11,270     14,731         9,489    12,204    15,664          250,000      250,000     250,000
   8     22,309         9,932      13,441     18,099        10,699    14,208    18,866          250,000      250,000     250,000
   9     25,761        11,241      15,652     21,755        11,841    16,252    22,355          250,000      250,000     250,000
  10     29,385        12,498      17,922     25,746        12,931    18,355    26,179          250,000      250,000     250,000
  15     50,413        18,102      30,391     52,346        18,102    30,391    52,346          250,000      250,000     254,096
  20     77,250        20,954      43,567     93,694        20,954    43,567    93,694          250,000      250,000     279,694
  25    111,502        21,074      57,678    159,357        21,074    57,678   159,357          250,000      250,000     328,357
  30    155,218        18,482      73,436    265,066        18,482    73,436   265,066          250,000      250,000     451,137

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT AGE 70 WOULD BE $17,490, ASSUMING THE 0% RETURN; $6,985, ASSUMING THE 6% RETURN; AND $2,225, ASSUMING THE 12% RETURN.


--------------------------------------------------------------------------------

           Male Issue Age 35, Non-Smoker, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

       These values reflect GUARANTEED cost of insurance and other charges

         Premiums          Net Cash Surrender Value            Policy Account Value                      Death Benefit
        Accumulated      Assuming Hypothetical Gross      Assuming Hypothetical Gross            Assuming Hypothetical Gross
End of    at 5%               Annual Return of:                 Annual Return of:                     Annual Return of:
Policy   Interest        ---------------------------      ---------------------------            ---------------------------
Year     Per Year         0%         6%         12%           0%        6%        12%             0%           6%          12%
----     --------        ---        ---        ----          ---       ---       ----            ---          ---         ----
   1      2,336             0           0          0         1,436     1,539     1,641          250,000      250,000     250,000
   2      4,789           964       1,254      1,556         2,687     2,977     3,279          250,000      250,000     250,000
   3      7,365         2,292       2,850      3,457         3,892     4,450     5,058          250,000      250,000     250,000
   4     10,070         3,639       4,549      5,581         5,073     5,983     7,015          250,000      250,000     250,000
   5     12,909         4,936       6,284      7,874         6,203     7,551     9,142          250,000      250,000     250,000
   6     15,891         6,178       8,049     10,349         7,279     9,149    11,449          250,000      250,000     250,000
   7     19,022         7,361       9,841     13,018         8,294    10,774    13,952          250,000      250,000     250,000
   8     22,309         8,485      11,661     15,903         9,252    12,428    16,670          250,000      250,000     250,000
   9     25,761         9,546      13,505     19,021        10,146    14,106    19,622          250,000      250,000     250,000
  10     29,385        10,543      15,374     22,396        10,977    15,807    22,830          250,000      250,000     250,000
  15     50,413        14,412      24,970     44,105        14,412    24,970    44,105          250,000      250,000     250,000
  20     77,250        15,589      34,315     77,063        15,589    34,315    77,063          250,000      250,000     263,063
  25    111,502        12,540      41,838    126,983        12,540    41,838   126,983          250,000      250,000     295,983
  30    155,218         2,423      44,498    202,847         2,423    44,498   202,847          250,000      250,000     352,347

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT AGE 70 WOULD BE $17,490, ASSUMING THE 0% RETURN; $14,982, ASSUMING THE 6% RETURN; AND $2,225, ASSUMING THE 12% RETURN.


--------------------------------------------------------------------------------

           Male Issue Age 45, Non-Smoker, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

        These values reflect CURRENT cost of insurance and other charges

         Premiums          Net Cash Surrender Value            Policy Account Value                      Death Benefit
        Accumulated      Assuming Hypothetical Gross      Assuming Hypothetical Gross            Assuming Hypothetical Gross
End of    at 5%               Annual Return of:                 Annual Return of:                     Annual Return of:
Policy   Interest        ---------------------------      ---------------------------            ---------------------------
Year     Per Year         0%         6%         12%           0%        6%        12%             0%           6%          12%
----     --------        ---        ---        ----          ---       ---       ----            ---          ---         ----
   1      3,691           246         409        572         2,290     2,452     2,615          250,000      250,000     250,000
   2      7,566         2,429       2,898      3,386         4,513     4,982     5,471          250,000      250,000     250,000
   3     11,635         4,726       5,647      6,647         6,675     7,596     8,596          250,000      250,000     250,000
   4     15,908         7,096       8,621     10,345         8,839    10,365    12,088          250,000      250,000     250,000
   5     20,394         9,400      11,687     14,377        10,938    13,225    15,916          250,000      250,000     250,000
   6     25,104        11,598      14,808     18,738        12,931    16,140    20,071          250,000      250,000     250,000
   7     30,050        13,639      17,933     23,412        14,766    19,060    24,539          250,000      250,000     250,000
   8     35,243        15,497      21,036     28,406        16,418    21,958    29,328          250,000      250,000     250,000
   9     40,696        17,158      24,104     33,747        17,875    24,820    34,463          250,000      250,000     250,000
  10     46,422        18,612      27,122     39,465        19,122    27,633    39,976          250,000      250,000     250,000
  15     79,641        24,860      43,711     78,030        24,860    43,711    78,030          250,000      250,000     250,000
  20    122,038        28,114      62,299    141,300        28,114    62,299   141,300          250,000      250,000     250,000
  25    176,149        26,309      81,963    243,791        26,309    81,963   243,791          250,000      250,000     368,989
  30   245,209*        73,392     119,690    401,150        73,392   119,690   401,150          250,000      250,000     549,061

----------
* After Policy Year 25 premiums are subject to recalculation because the Guaranteed Premium Period has expired. The amount shown at the end of the Policy Year 30 in the column entitled "Premiums Accumulated at 5% Interest Per Year" reflects a premium recalculated based upon a 12% gross annual return. Assuming a premium recalculated based upon a 0% gross annual return, the Premiums Accumulated at 5% Interest Per Year at the end of Policy Year 30 would be $318,086, and assuming a premium recalculated based upon a 6% gross annual return, the Premiums Accumulated at 5% Interest Per Year at the end of Policy Year 30 would be $265,832.

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT AGE 70 WOULD BE $16,170, ASSUMING THE 0% RETURN; $7,720, ASSUMING THE 6% RETURN; AND $3,515, ASSUMING THE 12% RETURN.


--------------------------------------------------------------------------------

           Male Issue Age 45, Non-Smoker, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

       These values reflect GUARANTEED cost of insurance and other charges

         Premiums          Net Cash Surrender Value            Policy Account Value                      Death Benefit
        Accumulated      Assuming Hypothetical Gross      Assuming Hypothetical Gross            Assuming Hypothetical Gross
End of    at 5%               Annual Return of:                 Annual Return of:                     Annual Return of:
Policy   Interest        ---------------------------      ---------------------------            ---------------------------
Year     Per Year         0%         6%         12%           0%        6%        12%             0%           6%          12%
----     --------        ---        ---        ----          ---       ---       ----            ---          ---         ----
   1      3,691           238         400        563         2,282     2,444     2,606          250,000      250,000     250,000
   2      7,566         2,144       2,602      3,080         4,228     4,686     5,164          250,000      250,000     250,000
   3     11,635         4,128       5,010      5,969         6,077     6,959     7,918          250,000      250,000     250,000
   4     15,908         6,107       7,540      9,165         7,850     9,283    10,909          250,000      250,000     250,000
   5     20,394         7,978      10,093     12,592         9,516    11,631    14,130          250,000      250,000     250,000
   6     25,104         9,740      12,665     16,270        11,073    13,998    17,602          250,000      250,000     250,000
   7     30,050        11,378      15,243     20,210        12,505    16,370    21,338          250,000      250,000     250,000
   8     35,243        12,877      17,811     24,429        13,799    18,732    25,351          250,000      250,000     250,000
   9     40,696        14,230      20,360     28,948        14,947    21,076    29,664          250,000      250,000     250,000
  10     46,422        15,418      22,870     33,784        15,929    23,380    34,295          250,000      250,000     250,000
  15     79,641        18,413      34,359     63,906        18,413    34,359    63,906          250,000      250,000     250,000
  20    122,038        14,244      41,764    108,357        14,244    41,764   108,357          250,000      250,000     250,000
  25    176,149             0      39,173    178,304        -2,480    39,173   178,304          250,000      250,000     269,872
  30   245,209*             0      80,560    282,714        20,666    80,560   282,714          250,000      250,000     386,956

----------
* After Policy Year 25 premiums are subject to recalculation because the Guaranteed Premium Period has expired. The amount shown at the end of the Policy Year 30 in the column entitled "Premiums Accumulated at 5% Interest Per Year" reflects a premium recalculated based upon a 12% gross annual return. Assuming a premium recalculated based upon a 0% gross annual return, the Premiums Accumulated at 5% Interest Per Year at the end of Policy Year 30 would be $318,632, and assuming a premium recalculated based upon a 6% gross annual return, the Premiums Accumulated at 5% Interest Per Year at the end of Policy Year 30 would be $309,119.

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT AGE 70 WOULD BE $16,170, ASSUMING THE 0% RETURN; $14,636, ASSUMING THE 6% RETURN; AND $3,515, ASSUMING THE 12% RETURN.


--------------------------------------------------------------------------------

           Male Issue Age 45, Non-Smoker, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

        These values reflect CURRENT cost of insurance and other charges

         Premiums          Net Cash Surrender Value            Policy Account Value                      Death Benefit
        Accumulated      Assuming Hypothetical Gross      Assuming Hypothetical Gross            Assuming Hypothetical Gross
End of    at 5%               Annual Return of:                 Annual Return of:                     Annual Return of:
Policy   Interest        ---------------------------      ---------------------------            ---------------------------
Year     Per Year         0%         6%         12%           0%        6%        12%             0%           6%          12%
----     --------        ---        ---        ----          ---       ---       ----            ---          ---         ----
   1      3,691           246         409        572         2,290     2,452     2,615          250,000      250,000     250,000
   2      7,566         2,429       2,989      3,386         4,513     4,982     5,471          250,000      250,000     250,000
   3     11,635         4,726       5,647      6,647         6,675     7,596     8,596          250,000      250,000     250,000
   4     15,908         7,096       8,621     10,345         8,839    10,365    12,088          250,000      250,000     250,000
   5     20,394         9,400      11,687     14,377        10,938    13,225    15,916          250,000      250,000     250,000
   6     25,104        11,598      14,808     18,738        12,931    16,140    20,071          250,000      250,000     250,000
   7     30,050        13,639      17,933     23,412        14,766    19,060    24,539          250,000      250,000     250,000
   8     35,243        15,497      21,036     28,406        16,418    21,958    29,328          250,000      250,000     250,000
   9     40,696        17,158      24,104     33,747        17,875    24,820    34,463          250,000      250,000     250,000
  10     46,422        18,612      27,122     39,465        19,122    27,633    39,976          250,000      250,000     250,000
  15     79,641        24,860      43,711     77,779        24,860    43,711    77,779          250,000      250,000     264,779
  20    122,038        28,114      62,299    138,791        28,114    62,299   138,791          250,000      250,000     304,291
  25    176,149        26,309      81,963    235,921        26,309    81,963   235,921          250,000      250,000     377,921
  30   245,209*        73,392     119,690    388,271        73,392   119,690   388,271          250,000      250,000     531,435

----------
* After Policy Year 25 premiums are subject to recalculation because the Guaranteed Premium Period has expired. The amount shown at the end of the Policy Year 30 in the column entitled "Premiums Accumulated at 5% Interest Per Year" reflects a premium recalculated based upon a 12% gross annual return. Assuming a premium recalculated based upon a 0% gross annual return, the Premiums Accumulated at 5% Interest Per Year at the end of Policy Year 30 would be $318,086, and assuming a premium recalculated based upon a 6% gross annual return, the Premiums Accumulated at 5% Interest Per Year at the end of Policy Year 30 would be $265,832.

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT AGE 70 WOULD BE $16,170, ASSUMING THE 0% RETURN; $7,720, ASSUMING THE 6% RETURN; AND $3,515, ASSUMING THE 12% RETURN.


--------------------------------------------------------------------------------

           Male Issue Age 45, Non-Smoker, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

       These values reflect GUARANTEED cost of insurance and other charges

         Premiums          Net Cash Surrender Value            Policy Account Value                      Death Benefit
        Accumulated      Assuming Hypothetical Gross      Assuming Hypothetical Gross            Assuming Hypothetical Gross
End of    at 5%               Annual Return of:                 Annual Return of:                     Annual Return of:
Policy   Interest        ---------------------------      ---------------------------            ---------------------------
Year     Per Year         0%         6%         12%           0%        6%        12%             0%           6%          12%
----     --------        ---        ---        ----          ---       ---       ----            ---          ---         ----
   1      3,691           238         400        563         2,282     2,444     2,606          250,000      250,000     250,000
   2      7,566         2,144       2,602      3,080         4,228     4,686     5,164          250,000      250,000     250,000
   3     11,635         4,128       5,010      5,969         6,077     6,959     7,918          250,000      250,000     250,000
   4     15,908         6,107       7,540      9,165         7,850     9,283    10,909          250,000      250,000     250,000
   5     20,394         7,978      10,093     12,592         9,516    11,631    14,130          250,000      250,000     250,000
   6     25,104         9,740      12,665     16,270        11,073    13,998    17,602          250,000      250,000     250,000
   7     30,050        11,378      15,243     20,210        12,505    16,370    21,338          250,000      250,000     250,000
   8     35,243        12,877      17,811     24,429        13,799    18,732    25,351          250,000      250,000     250,000
   9     40,696        14,230      20,360     28,948        14,947    21,076    29,664          250,000      250,000     250,000
  10     46,422        15,418      22,870     33,784        15,929    23,380    34,295          250,000      250,000     250,000
  15     79,641        18,413      34,359     63,894        18,413    34,359    63,894          250,000      250,000     250,894
  20    122,038        14,244      41,764    107,081        14,244    41,764   107,081          250,000      250,000     272,581
  25    176,149             0      39,173    169,036        -2,480    39,173   169,036          250,000      250,000     311,036
  30   245,209*        20,666      80,560    259,088        20,666    80,560   259,088          250,000      250,000     378,088

----------
* After Policy Year 25 premiums are subject to recalculation because the Guaranteed Premium Period has expired. The amount shown at the end of the Policy Year 30 in the column entitled "Premiums Accumulated at 5% Interest Per Year" reflects a premium recalculated based upon a 12% gross annual return. Assuming a premium recalculated based upon a 0% gross annual return, the Premiums Accumulated at 5% Interest Per Year at the end of Policy Year 30 would be $318,632, and assuming a premium recalculated based upon a 6% gross annual return, the Premiums Accumulated at 5% Interest Per Year at the end of Policy Year 30 would be $309,119.

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT AGE 70 WOULD BE $16,170, ASSUMING THE 0% RETURN; $14,636, ASSUMING THE 6% RETURN; AND $3,515, ASSUMING THE 12% RETURN.


--------------------------------------------------------------------------------

       The following Appendix replaces Appendix A of the Prospectus dated
                     December 10, 1997 for Park Avenue Life


--------------------------------------------------------------------------------

                                   APPENDIX A

             ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT VALUES,
            NET CASH SURRENDER VALUES AND ACCUMULATED POLICY PREMIUMS

      The following tables illustrate how the Policies operate. Specifically, they show how the death benefit, Net Cash Surrender Value and Policy Account Value can vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account that are equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on policies with Face Amounts of $250,000 for a male insured at Age 40 and shown in the preferred plus classification and also in the preferred classification. Values are first given based on current charges and then based on the policy's higher guaranteed charges. In addition, each illustration is given first for a policy with an Option 1 death benefit and then for a policy with an Option 2 death benefit. These illustrations may assist in the comparison of death benefits, Net Cash Surrender Values and Policy Account Values for Park Avenue Life policies with those under other variable life insurance policies which may be issued by GIAC or other companies. Prospective policyowners are advised, however, that it may not be advantageous to replace existing life insurance coverage by purchasing a Park Avenue Life policy, particularly if the decision to replace existing coverage is based solely on a comparison of policy illustrations.

      Death benefits, Net Cash Surrender Values and Policy Account Values will be different from the amounts shown if: (1) the actual gross rates of return average 0%, 6% or 12%, but vary above and below the average over the period; and
(2) Policy Premiums are paid at other than annual intervals, or if Unscheduled Payments are made. Benefits and values will also be affected by the policyowner's allocation of the Unloaned Policy Account Value among the Variable Investment Options and the Fixed-Rate Option. If the actual gross rate of return for all options averages 0%, 6% or 12%, but varies above or below that average for individual options, allocation and transfer decisions can have a significant impact on a policy's performance. Policy loans and other policy transactions, such as skipping Policy Premiums and partial withdrawals, will also affect results, as will the insured's sex, smoker status and premium class.

      Death benefits, Net Cash Surrender Values and Policy Account Values shown in the tables reflect the fact that: (1) deductions have been made from annual Policy Premiums for Policy Premium Assessments and Premium Charges; and (2) Monthly Deductions are deducted from the Policy Account Value on each Monthly Date. The Net Cash Surrender Values shown in the tables reflect the fact that a surrender charge is deducted upon surrender, Face Amount reduction or lapse during the first 12 policy years. The death benefits, Net Cash Surrender Values and Policy Account Values also reflect a daily charge assessed against the Separate Account for mortality and expense risks equivalent to an annual charge of .60% (on a current basis) and .90% (on a guaranteed basis) of the average daily value of the assets in the Separate Account attributable to the policies. See "Deductions and Charges." The amounts shown in the illustrations also reflect an average of the investment advisory fees and operating expenses incurred by the mutual funds, at an annual rate of 0.87% of the average daily net assets of such funds.

      The average is based upon actual expenses incurred during 1996 for all funds except that The Guardian Small Cap Stock Fund's expenses have been estimated since the Fund was not available before 1997. Operating expenses for the MFS Growth With Income Series, Emerging Growth Series, and Total Return Series for 1996 were capped at 0.25% of the average daily net assets of the series and operating expenses for the MFS Bond Series were capped at 0.40% of the average daily net assets of the series pursuant to the agreement with the adviser. Operating expenses for the Fidelity VIP III Growth Opportunities Portfolio reflect the effects of expense reduction arrangements with third parties which occurred during the year ended December 31, 1996. Operating expenses for the Fidelity VIP Equity-Income Portfolio reflect the effects of expense reduction arrangements with third parties which occurred during the year


--------------------------------------------------------------------------------
ended December 31, 1996. The results for the Fidelity Index 500 Portfolio reflect the effects of expense reimbursement of certain fund expenses which occurred during the year ended December 31, 1996. In the absence of these arrangements, operating expenses of the various funds, and the average investment advisory fees and expenses used in the following illustrations would have been higher.

      Taking account of the charges for mortality and expense risks in the Separate Account and the average investment advisory fee and operating expenses of the mutual funds, the gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.46%, 4.50% and 10.46%, respectively, based on GIAC's current charge for mortality and expense risks, and -1.76%, 4.18% and 10.13%, respectively, based on GIAC's guaranteed maximum charge for mortality and expense risks. See "Net Investment Factor.".

      The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Separate Account since no charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the death benefits, Net Cash Surrender Values and Policy Account Values illustrated. See "GIAC's Taxes."

      The fourth column of each table shows the amount which would accumulate if an amount equal to the annual Policy Premium was invested to earn interest, after taxes, of 5% per year, compounded annually. There can be no assurance that a prospective policyowner would be able to earn this return. During the Guaranteed Premium Period, the annual Policy Premium is $2,532.50 for the preferred plus policy illustrated and $3,045 for the preferred policy illustrated.

      GIAC will furnish upon request an illustration reflecting the proposed insured's Age, sex, premium class and the Face Amount or Basic Scheduled Premium requested, but a premium-based illustration must reflect GIAC's current minimum Face Amount requirement for Park Avenue Life -- which is $100,000.

      These illustrations will refer to "net outlay" as the cash flow into or out of the policy. It is equal to the sum of all Policy Premiums and accrued loan interest paid in cash and reduced by the proceeds of any policy loan or partial withdrawal received in cash.

      From time to time, advertisements or sales literature for Park Avenue Life may quote historical performance data of one or more of the underlying funds, and may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with average annual total return of the underlying funds for which performance data is shown in the advertisement or sales literature replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables, and examples. Any such information is intended to show the policy's investment experience based on the historical experience of the underlying funds and is not intended to represent what may happen in the future.

      GIAC began to offer Park Avenue Life on December 10, 1997. As such the policies may not have been available when the funds commenced their operations. However, illustrations may be based on the actual investment experience of the funds since their respective inception dates (See "Investment Performance of the Funds"). The results for any period prior to the policies' being offered would be calculated as if the policies had been offered during that period of time, with all charges assumed to be those applicable to the policies. Thus the illustrations will reflect deductions for each fund's expenses, as well as the Separate Account's charge for mortality and expense risks, and the charges deducted from premiums, Monthly Deductions and any transaction deductions associated with the policy in question.


--------------------------------------------------------------------------------

               Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

        These values reflect CURRENT cost of insurance and other charges

                                            Assuming Current                Assuming Current                 Assuming Current
                                       Charges and 0% Gross Return     Charges and 6% Gross Return     Charges and 12% Gross Return
                                      ----------------------------    ----------------------------     ----------------------------
                          Premiums
                         Accumulated               Net                             Net                               Net
End of     Age              at 5%     Policy      Cash        Net      Policy      Cash        Net      Policy       Cash      Net
Policy  Beginning  Net     Interest   Account   Surrender    Death     Account   Surrender    Death     Account    Surrender  Death
 Year   of Year  Outlay    Per Year    Value      Value     Benefit     Value      Value     Benefit     Value       Value   Benefit
------  -------  ------    --------    -----      -----     -------     -----      -----     -------     -----       -----   -------
    1      40     2,533     2,659      1,680          0     250,000     1,800          0     250,000     1,919         0     250,000
    2      41     2,533     5,451      3,321          0     250,000     3,665          0     250,000     4,024       138     250,000
    3      42     2,533     8,383      4,922      1,389     250,000     5,599      2,066     250,000     6,334     2,801     250,000
    4      43     2,533    11,461      6,551      3,371     250,000     7,673      4,493     250,000     8,942     5,762     250,000
    5      44     2,533    14,693      8,130      5,303     250,000     9,815      6,689     250,000    11,796     8,970     250,000
    6      45     2,533    18,087      9,663      7,189     250,000    12,031      9,558     250,000    14,929    12,456     250,000
    7      46     2,533    21,651     11,125      9,005     250,000    14,299     12,179     250,000    18,343    16,223     250,000
    8      47     2,533    25,392     12,512     10,746     250,000    16,617     14,850     250,000    22,064    20,297     250,000
    9      48     2,533    29,321     13,843     12,430     250,000    19,005     17,592     250,000    26,145    24,731     250,000
   10      49     2,533    33,446     15,125     14,065     250,000    21,473     20,413     250,000    30,630    29,570     250,000
   15      54     2,533    57,380     20,366     20,366     250,000    34,723     34,723     250,000    60,464    60,464     250,000
   20      59     2,533    87,927     23,359     23,359     250,000    49,522     49,522     250,000   108,687   108,687     250,000
   25      64     2,533   126,912     23,637     23,637     250,000    65,988     65,988     250,000   187,726   187,726     319,507
   30      69     2,533   176,669     19,501     19,501     250,000    83,511     83,511     250,000   312,907   312,907     473,592

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT AGE 70 WOULD BE $16,692, ASSUMING THE 0% RETURN; $6,875, ASSUMING THE 6% RETURN; AND $2,533, ASSUMING THE 12% RETURN.


--------------------------------------------------------------------------------

               Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

       These values reflect GUARANTEED cost of insurance and other charges

                                           Assuming Current                Assuming Current                  Assuming Current
                                      Charges and 0% Gross Return     Charges and 6% Gross Return      Charges and 12% Gross Return
                                     ----------------------------     ---------------------------      ----------------------------
                           Premiums
                          Accumulated              Net                              Net                              Net
End of     Age               at 5%    Policy      Cash        Net      Policy      Cash        Net      Policy       Cash      Net
Policy  Beginning  Net     Interest   Account   Surrender    Death     Account   Surrender    Death     Account    Surrender  Death
 Year    of Year  Outlay   Per Year    Value      Value     Benefit     Value      Value     Benefit     Value       Value   Benefit
------   -------  ------   --------    -----      -----     -------     -----      -----     -------     -----       -----   -------
    1      40     2,533     2,659      1,674          0     250,000     1,793          0     250,000     1,913          0    250,000
    2      41     2,533     5,451      3,075          0     250,000     3,411          0     250,000     3,761          0    250,000
    3      42     2,533     8,383      4,411        878     250,000     5,054      1,521     250,000     5,755      2,221    250,000
    4      43     2,533    11,461      5,702      2,522     250,000     6,746      3,566     250,000     7,930      4,750    250,000
    5      44     2,533    14,693      6,921      4,094     250,000     8,459      5,632     250,000    10,277      7,451    250,000
    6      45     2,533    18,087      8,062      5,589     250,000    10,188      7,715     250,000    12,808     10,334    250,000
    7      46     2,533    21,651      9,124      7,004     250,000    11,931      9,811     250,000    15,538     13,418    250,000
    8      47     2,533    25,392     10,103      8,336     250,000    13,684     11,917     250,000    18,485     16,719    250,000
    9      48     2,533    29,321     10,994      9,581     250,000    15,442     14,029     250,000    21,668     20,255    250,000
   10      49     2,533    33,446     11,792     10,732     250,000    17,199     16,139     250,000    25,105     24,045    250,000
   15      54     2,533    57,380     14,466     14,466     250,000    26,072     26,072     250,000    47,390     47,390    250,000
   20      59     2,533    87,927     13,115     13,115     250,000    33,201     33,201     250,000    80,689     80,689    250,000
   25      64     2,533   126,912      4,677      4,677     250,000    35,051     35,051     250,000   131,587    131,587    250,000
   30      69     2,533   176,669    -16,689          0     250,000    24,428     24,428     250,000   211,050    211,050    319,430

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT AGE 70 WOULD BE $17,888, ASSUMING THE 0% RETURN; $15,949, ASSUMING THE 6% RETURN; AND $2,533, ASSUMING THE 12% RETURN.


--------------------------------------------------------------------------------

               Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

        These values reflect CURRENT cost of insurance and other charges

                                           Assuming Current                Assuming Current                  Assuming Current
                                      Charges and 0% Gross Return     Charges and 6% Gross Return      Charges and 12% Gross Return
                                     ----------------------------     ---------------------------      ----------------------------
                           Premiums
                          Accumulated              Net                             Net                              Net
End of     Age               at 5%    Policy      Cash       Net      Policy      Cash         Net      Policy      Cash       Net
Policy  Beginning   Net    Interest   Account   Surrender   Death     Account   Surrender     Death     Account   Surrender   Death
 Year    of Year  Outlay   Per Year    Value      Value    Benefit     Value      Value      Benefit     Value      Value    Benefit
------   -------  ------   --------    -----      -----    -------     -----      -----      -------     -----      -----    -------
    1      40     2,533      2,659     1,680          0    250,000     1,800           0     250,000     1,919          0    250,000
    2      41     2,533      5,451     3,321          0    250,000     3,665           0     250,000     4,024        138    250,000
    3      42     2,533      8,383     4,922      1,389    250,000     5,599       2,066     250,000     6,334      2,801    250,000
    4      43     2,533     11,461     6,551      3,371    250,000     7,673       4,493     250,000     8,942      5,762    250,000
    5      44     2,533     14,693     8,130      5,303    250,000     9,815       6,989     250,000    11,796      8,970    250,000
    6      45     2,533     18,087     9,663      7,189    250,000    12,031       9,558     250,000    14,928     12,455    250,000
    7      46     2,533     21,651    11,125      9,005    250,000    14,299      12,179     250,000    18,340     16,220    250,000
    8      47     2,533     25,392    12,512     10,746    250,000    16,617      14,850     250,000    22,057     20,290    251,037
    9      48     2,533     29,321    13,843     12,430    250,000    19,005      17,592     250,000    26,129     24,716    252,352
   10      49     2,533     33,446    15,125     14,065    250,000    21,473      20,413     250,000    30,601     29,541    253,946
   15      54     2,533     57,380    20,366     20,366    250,000    34,723      34,723     250,000    60,135     60,135    267,505
   20      59     2,533     87,927    23,359     23,359    250,000    49,522      49,522     250,000   106,942    106,942    295,284
   25      64     2,533    126,912    23,637     23,637    250,000    65,988      65,988     250,000   182,049    182,049    347,509
   30      69     2,533    176,669    19,501     19,501    250,000    83,511      83,511     250,000   302,909    302,909    458,460

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT AGE 70 WOULD BE $16,692, ASSUMING THE 0% RETURN; $6,875, ASSUMING THE 6% RETURN; AND $2,533, ASSUMING THE 12% RETURN.


--------------------------------------------------------------------------------

               Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

       These values reflect GUARANTEED cost of insurance and other charges

                                           Assuming Current                Assuming Current                   Assuming Current
                                      Charges and 0% Gross Return     Charges and 6% Gross Return       Charges and 12% Gross Return
                                      ---------------------------     ---------------------------       ----------------------------
                          Premiums
                         Accumulated               Net                             Net                               Net
End of     Age              at 5%     Policy      Cash        Net      Policy      Cash        Net      Policy       Cash      Net
Policy  Beginning  Net     Interest   Account   Surrender    Death     Account   Surrender    Death     Account    Surrender  Death
 Year    of Year  Outlay   Per Year    Value      Value     Benefit     Value      Value     Benefit     Value       Value   Benefit
------   -------  ------   --------    -----      -----     -------     -----      -----     -------     -----       -----   -------
    1      40     2,533     2,659      1,674          0     250,000     1,793          0     250,000     1,913          0    250,000
    2      41     2,533     5,451      3,075          0     250,000     3,411          0     250,000     3,761          0    250,000
    3      42     2,533     8,383      4,411        878     250,000     5,054      1,521     250,000     5,755      2,221    250,000
    4      43     2,533    11,461      5,702      2,522     250,000     6,746      3,566     250,000     7,930      4,750    250,000
    5      44     2,533    14,693      6,921      4,094     250,000     8,459      5,632     250,000    10,277      7,451    250,000
    6      45     2,533    18,087      8,062      5,589     250,000    10,188      7,715     250,000    12,808     10,334    250,000
    7      46     2,533    21,651      9,124      7,004     250,000    11,931      9,811     250,000    15,538     13,418    250,000
    8      47     2,533    25,392     10,103      8,336     250,000    13,684     11,917     250,000    18,485     16,719    250,000
    9      48     2,533    29,321     10,994      9,581     250,000    15,442     14,029     250,000    21,668     20,255    250,000
   10      49     2,533    33,446     11,792     10,732     250,000    17,199     16,139     250,000    25,105     24,045    250,000
   15      54     2,533    57,380     14,466     14,466     250,000    26,072     26,072     250,000    47,302     47,302    254,672
   20      59     2,533    87,927     13,115     13,115     250,000    33,201     33,201     250,000    79,805     79,805    268,148
   25      64     2,533   126,912      4,677      4,677     250,000    35,051     35,051     250,000   126,927    126,927    292,387
   30      69     2,533   176,669    -16,689          0     250,000    24,428     24,428     250,000   195,635    195,635    333,772

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT AGE 70 WOULD BE $17,888, ASSUMING THE 0% RETURN; $15,949, ASSUMING THE 6% RETURN; AND $2,533, ASSUMING THE 12% RETURN.


--------------------------------------------------------------------------------

                 Male Issue Age 40, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

        These values reflect CURRENT cost of insurance and other charges

                                           Assuming Current                Assuming Current                   Assuming Current
                                      Charges and 0% Gross Return     Charges and 6% Gross Return       Charges and 12% Gross Return
                                      ---------------------------     ---------------------------       ----------------------------
                          Premiums
                         Accumulated               Net                             Net                               Net
End of     Age              at 5%     Policy      Cash        Net      Policy      Cash        Net      Policy       Cash      Net
Policy  Beginning  Net     Interest   Account   Surrender    Death     Account   Surrender    Death     Account    Surrender  Death
 Year    of Year  Outlay   Per Year    Value      Value     Benefit     Value      Value     Benefit     Value       Value   Benefit
------   -------  ------   --------    -----      -----     -------     -----      -----     -------     -----       -----   -------
    1      40     3,045     3,197      2,039          0     250,000     2,183          0     250,000     2,328          0    250,000
    2      41     3,045     6,554      4,014          0     250,000     4,430          0     250,000     4,864        370    250,000
    3      42     3,045    10,079      5,926      1,841     250,000     6,743      2,658     250,000     7,631      3,546    250,000
    4      43     3,045    13,781      7,848      4,172     250,000     9,202      5,525     250,000    10,731      7,054    250,000
    5      44     3,045    17,667      9,653      6,385     250,000    11,680      8,412     250,000    14,065     10,796    250,000
    6      45     3,045    21,747     11,362      8,502     250,000    14,202     11,342     250,000    17,681     14,821    250,000
    7      46     3,045    26,032     12,995     10,544     250,000    16,788     14,337     250,000    21,629     19,178    250,000
    8      47     3,045    30,531     14,554     12,511     250,000    19,443     17,400     250,000    25,948     23,906    250,000
    9      48     3,045    35,255     16,039     14,405     250,000    22,170     20,536     250,000    30,680     29,046    250,000
   10      49     3,045    40,215     17,459     16,233     250,000    24,982     23,756     250,000    35,878     34,653    250,000
   15      54     3,045    68,992     23,192     23,192     250,000    40,084     40,084     250,000    70,594     70,594    250,000
   20      59     3,045   105,720     25,377     25,377     250,000    56,112     56,112     250,000   126,517    126,517    250,000
   25      64     3,045   152,595     23,070     23,070     250,000    72,741     72,741     250,000   215,898    215,898    367,454
   30      69     3,045   212,422     14,755     14,755     250,000    89,755     89,755     250,000   354,671    354,671    536,803

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT AGE 70 WOULD BE $13,675, ASSUMING THE 0% RETURN; $7,472, ASSUMING THE 6% RETURN; AND $3,045, ASSUMING THE 12% RETURN.


--------------------------------------------------------------------------------

                 Male Issue Age 40, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

       These values reflect GUARANTEED cost of insurance and other charges

                                           Assuming Current                Assuming Current                   Assuming Current
                                      Charges and 0% Gross Return     Charges and 6% Gross Return       Charges and 12% Gross Return
                                      ---------------------------     ---------------------------       ----------------------------
                          Premiums
                         Accumulated               Net                             Net                               Net
End of     Age              at 5%     Policy      Cash        Net      Policy      Cash        Net      Policy       Cash      Net
Policy  Beginning  Net     Interest   Account   Surrender    Death     Account   Surrender    Death     Account    Surrender  Death
 Year    of Year  Outlay   Per Year    Value      Value     Benefit     Value      Value     Benefit     Value       Value   Benefit
------   -------  ------   --------    -----      -----     -------     -----      -----     -------     -----       -----   -------
    1      40     3,045     3,197      2,032          0     250,000     2,176          0     250,000     2,320          0    250,000
    2      41     3,045     6,554      3,894          0     250,000     4,305          0     250,000     4,734        240    250,000
    3      42     3,045    10,079      5,685      1,599     250,000     6,484      2,398     250,000     7,352      3,267    250,000
    4      43     3,045    13,781      7,423      3,746     250,000     8,734      5,058     250,000    10,218      6,541    250,000
    5      44     3,045    17,667      9,085      5,816     250,000    11,033      7,765     250,000    13,329     10,060    250,000
    6      45     3,045    21,747     10,662      7,802     250,000    13,374     10,514     250,000    16,703     13,843    250,000
    7      46     3,045    26,032     12,155      9,704     250,000    15,758     13,307     250,000    20,367     17,916    250,000
    8      47     3,045    30,531     13,559     11,516     250,000    18,182     16,140     250,000    24,438     22,306    250,000
    9      48     3,045    35,255     14,872     13,237     250,000    20,644     19,010     250,000    28,677     27,043    250,000
   10      49     3,045    40,215     16,086     14,860     250,000    23,140     21,914     250,000    33,384     32,158    250,000
   15      54     3,045    68,992     20,849     20,849     250,000    36,372     36,372     250,000    64,522     64,522    250,000
   20      59     3,045   105,720     21,633     21,633     250,000    49,323     49,323     250,000   113,212    113,212    250,000
   25      64     3,045   152,595     15,544     15,544     250,000    59,368     59,368     250,000   189,502    189,502    322,528
   30      69     3,045   212,422     -3,074          0     250,000    61,455     61,455     250,000   301,502    301,502    456,331

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT AGE 70 WOULD BE $13,675, ASSUMING THE 0% RETURN; $11,704, ASSUMING THE 6% RETURN; AND $3,045, ASSUMING THE 12% RETURN.


--------------------------------------------------------------------------------

                 Male Issue Age 40, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

      These values reflect CURRENT cost of insurance and other charges

                                           Assuming Current                Assuming Current                   Assuming Current
                                      Charges and 0% Gross Return     Charges and 6% Gross Return       Charges and 12% Gross Return
                                      ---------------------------     ---------------------------       ----------------------------
                          Premiums
                         Accumulated               Net                             Net                               Net
End of     Age              at 5%     Policy      Cash        Net      Policy      Cash        Net      Policy       Cash      Net
Policy  Beginning  Net     Interest   Account   Surrender    Death     Account   Surrender    Death     Account    Surrender  Death
 Year    of Year  Outlay   Per Year    Value      Value     Benefit     Value      Value     Benefit     Value       Value   Benefit
------   -------  ------   --------    -----      -----     -------     -----      -----     -------     -----       -----   -------
    1      40     3,045     3,197      2,039          0     250,000     2,183          0     250,000     2,328          0    250,000
    2      41     3,045     6,554      4,013          0     250,000     4,429          0     250,000     4,863        369    250,000
    3      42     3,045    10,079      5,926      1,840     250,000     6,743      2,657     250,000     7,630       3544    250,000
    4      43     3,045    13,781      7,848      4,171     250,000     9,201      5,524     250,000    10,729       7052    250,000
    5      44     3,045    17,667      9,653      6,384     250,000    11,679      8,411     250,000    14,060      10792    250,000
    6      45     3,045    21,747     11,362      8,502     250,000    14,201     11,341     250,000    17,671      14811    250,279
    7      46     3,045    26,032     12,995     10,544     250,000    16,787     14,336     250,000    21,611      19160    251,341
    8      47     3,045    30,531     14,553     12,511     250,000    19,442     17,399     250,000    25,915      23872    252,662
    9      48     3,045    35,255     16,039     14,405     250,000    22,169     20,535     250,000    30,624      28989    254,281
   10      49     3,045    40,215     17,458     16,233     250,000    24,981     23,755     250,000    35,787      34561    256,227
   15      54     3,045    68,992     23,192     23,192     250,000    40,083     40,083     250,000    69,918      69918    272,493
   20      59     3,045   105,720     25,377     25,377     250,000    56,111     56,111     250,000   123,165    123,165    305,275
   25      64     3,045   152,595     23,070     23,070     250,000    72,739     72,739     250,000   207,503    207,503    366,036
   30      69     3,045   212,422     14,755     14,755     250,000    89,752     89,752     250,000   341,441    341,441    516,779

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT AGE 70 WOULD BE $13,675, ASSUMING THE 0% RETURN; $7,473, ASSUMING THE 6% RETURN; AND $3,045, ASSUMING THE 12% RETURN.


--------------------------------------------------------------------------------

                 Male Issue Age 40, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

       These values reflect GUARANTEED cost of insurance and other charges

                                           Assuming Current                Assuming Current                   Assuming Current
                                      Charges and 0% Gross Return     Charges and 6% Gross Return       Charges and 12% Gross Return
                                      ---------------------------     ---------------------------       ----------------------------
                          Premiums
                         Accumulated               Net                             Net                               Net
End of     Age              at 5%     Policy      Cash        Net      Policy      Cash        Net      Policy       Cash      Net
Policy  Beginning  Net     Interest   Account   Surrender    Death     Account   Surrender    Death     Account    Surrender  Death
 Year    of Year  Outlay   Per Year    Value      Value     Benefit     Value      Value     Benefit     Value       Value   Benefit
------   -------  ------   --------    -----      -----     -------     -----      -----     -------     -----       -----   -------
    1      40     3,045      3,197     2,032          0     250,000     2,175          0     250,000     2,319          0    250,000
    2      41     3,045      6,554     3,894          0     250,000     4,304          0     250,000     4,733        239    250,000
    3      42     3,045     10,079     5,684      1,599     250,000     6,483      2,398     250,000     7,351      3,266    250,000
    4      43     3,045     13,781     7,423      3,746     250,000     8,734      5,057     250,000    10,216      6,539    250,000
    5      44     3,045     17,667     9,084      5,816     250,000    11,032      7,764     250,000    13,326     10,057    250,000
    6      45     3,045     21,747    10,662      7,802     250,000    13,373     10,514     250,000    16,698     13,838    250,000
    7      46     3,045     26,032    12,155      9,703     250,000    15,757     13,306     250,000    20,357     17,906    250,087
    8      47     3,045     30,531    13,559     11,516     250,000    18,182     16,139     250,000    24,329     22,286    251,076
    9      48     3,045     35,255    14,871     13,237     250,000    20,644     19,010     250,000    28,641     27,007    252,298
   10      49     3,045     40,215    16,085     14,860     250,000    23,139     21,913     250,000    33,322     32,097    253,762
   15      54     3,045     68,992    20,848     20,848     250,000    36,371     36,371     250,000    64,010     64,010    266,585
   20      59     3,045    105,720    21,633     21,633     250,000    49,322     49,322     250,000   110,511    110,511    292,621
   25      64     3,045    152,595    15,544     15,544     250,000    59,367     59,367     250,000   180,626    180,626    339,158
   30      69     3,045    212,422    -3,074          0     250,000    61,453     61,453     250,000   286,634    286,634    433,827

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT AGE 70 WOULD BE $13,675, ASSUMING THE 0% RETURN; $11,704, ASSUMING THE 6% RETURN; AND $3,045, ASSUMING THE 12% RETURN.


--------------------------------------------------------------------------------
                                      A-21